LEASES	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
LEASES
NOTE 10 – LEASES

A.	Right-of-use assets

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2023	2024
	in USD thousands				in USD thousands				in USD thousands
Composition in 2024
Property	2,097	239	785	1,551	970	379	539	810	1,127	741
Motor vehicles	368	88	-	456	80	150	-	230	288	226
	2,465	327	785	2,007	1,050	529	539	1040	1,415	967

B.	Lease liabilities

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
		in USD thousands
Composition in 2024
Property	1,556	239	-	208	(23)	571	1,409
Motor vehicles	262	88	-	32	(8)	180	194
	1,818	327	-	240	(31)	751	1,603

C.	Additional disclosures

1)	The Company leases two premises – its corporate headquarters and development facilities in Modi’in, Israel, and its U.S. commercial headquarters in Waltham, Massachusetts.

a.
The Company leases its premises in Israel under a lease agreement entered into in August 2014. Payments under the lease commenced in June 2015, and the initial term of the lease expired in June 2020. The lease agreement included three options to extend the lease through June 30, 2030 in the aggregate, each at a 5% increase to the preceding lease payment amount. The Company exercised its first option to extend the lease through June 30, 2025, and is currently making monthly lease payments of approximately $26,000. In December 2024, the Company notified the lessor of its intention to exercise the second lease extension option through June 30, 2028.

In addition to the monthly lease payments, the Company also pays building monthly maintenance charges of approximately $9,000.

b.
The Company leases its premises in Boston under a lease agreement entered into and commencing in October 2022. The lease term will expire in December 2025. The monthly lease fee is approximately $24,000. Following the shutdown of US operations towards the end of 2024, the full amount of the lease commitment was accrued, and the related right-of-use asset, with a net value of $246,000, was written off in its entirety in the 2024 financial statements.

2)
The Company has entered into lease agreements in connection with a number of vehicles. The lease periods are generally for three years. The annual lease fees, linked to the CPI, are approximately $244,000. To secure the terms of the lease agreements, the Company has prepaid two months of lease payments to the leasing companies.

3)	As of December 31, 2024, minimum future rental payments (taking into consideration the aforementioned extension periods) under the leases are as follows:

Year	Property	Motor vehicles	Total
	in USD thousands
2025	569	146	715
2026	286	61	347
2027	300	13	313
2028-2030	751	-	751
	1,906	220	2,126

Extension and termination options are included in most of the property leases. These are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The substantial majority of extension and termination options are exercisable solely by the Company and not by the lessors.